Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	Summary Compensation Table Total for PEO(1) ($)	Compensation "Actually Paid" to PEO(2) ($)	Average Summary Compensation Table Total for non-PEO NEOs(3) ($)	Average Compensation "Actually Paid" to non-PEO NEOs(2) ($)	Value of Initial Fixed $100 Investment Based On:		Net Income(6) (in thousands) ($)	Total Adjusted EBITDA(7) (non-GAAP) (in thousands) ($)
					Company TSR(4) ($)	Peer Group TSR(4)(5) ($)
2025	4,085,499	3,294,681(8)	1,701,337	751,393(8)	153.27	152.10	1,755	263,048
2024	4,492,082	7,017,132	2,437,171	3,621,279	150.60	140.07	(26,387)	273,189
2023	3,862,232	2,599,487	2,498,242	2,742,587	68.45	125.93	(27,894)	267,683
2022	3,379,449	(4,562,882)	2,198,124	572,427	60.42	94.13	(78,255)	257,283
2021	7,741,052	12,327,052	1,753,698	2,678,593	158.63	123.85	(136,171)	433,712

Company Selected Measure Name	Total Adjusted EBITDA
Named Executive Officers, Footnote
The PEO received a special inducement equity award at the start of his employment by the Company in 2021.
Ms. Gosser and Mr. Horne were the only non-PEO NEOs for 2025. Mr. Horne was the only non-PEO NEO for 2024, 2023,
2022 and 2021.

Peer Group Issuers, Footnote	The peer group used for this purpose is the S&P 1500 Publishing & Printing index.
PEO Total Compensation Amount	$ 4,085,499	$ 4,492,082	$ 3,862,232	$ 3,379,449	$ 7,741,052
PEO Actually Paid Compensation Amount	$ 3,294,681	7,017,132	2,599,487	(4,562,882)	12,327,052
Adjustment To PEO Compensation, Footnote
The following table describes the adjustments to the Summary Compensation Table Total, each of which is required by SEC rules, to calculate Compensation "Actually Paid":

	PEO ($)	Non-PEO NEOs (Average) ($)
Summary Compensation Table Total	4,085,499	1,701,337
(Deduct): Grant date fair value of equity awards granted during current fiscal year as reported in the Summary Compensation Table	(1,499,999)	(185,000)
Add: Fair value of equity awards granted in current fiscal year – value at year-end	1,852,517	228,477
Add: Change in fair value from end of prior fiscal year to end of current fiscal year for awards made in prior fiscal years that were unvested at end of current fiscal year	44,998	2,030
Add (Deduct): Change in fair value from end of prior fiscal year to vesting date for awards made in prior fiscal years that vested during current fiscal year	(1,188,334)	(262,968)
(Deduct): Fair value of equity awards that were cancelled in current year - value at prior fiscal year-end	—	(732,483)
Compensation "Actually Paid"	3,294,681	751,393

Non-PEO NEO Average Total Compensation Amount	$ 1,701,337	2,437,171	2,498,242	2,198,124	1,753,698
Non-PEO NEO Average Compensation Actually Paid Amount	$ 751,393	3,621,279	2,742,587	572,427	2,678,593
Adjustment to Non-PEO NEO Compensation Footnote
The following table describes the adjustments to the Summary Compensation Table Total, each of which is required by SEC rules, to calculate Compensation "Actually Paid":

	PEO ($)	Non-PEO NEOs (Average) ($)
Summary Compensation Table Total	4,085,499	1,701,337
(Deduct): Grant date fair value of equity awards granted during current fiscal year as reported in the Summary Compensation Table	(1,499,999)	(185,000)
Add: Fair value of equity awards granted in current fiscal year – value at year-end	1,852,517	228,477
Add: Change in fair value from end of prior fiscal year to end of current fiscal year for awards made in prior fiscal years that were unvested at end of current fiscal year	44,998	2,030
Add (Deduct): Change in fair value from end of prior fiscal year to vesting date for awards made in prior fiscal years that vested during current fiscal year	(1,188,334)	(262,968)
(Deduct): Fair value of equity awards that were cancelled in current year - value at prior fiscal year-end	—	(732,483)
Compensation "Actually Paid"	3,294,681	751,393

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table	•Total Adjusted EBITDA •Total Digital Revenues •Free Cash Flow
Total Shareholder Return Amount	$ 153.27	150.60	68.45	60.42	158.63
Peer Group Total Shareholder Return Amount	152.10	140.07	125.93	94.13	123.85
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest	$ 1,755,000	$ (26,387,000)	$ (27,894,000)	$ (78,255,000)	$ (136,171,000)
Company Selected Measure Amount	263,048,000	273,189,000	267,683,000	257,283,000	433,712,000
Additional 402(v) Disclosure
Computed in accordance with the SEC's pay versus performance disclosure rules. The amounts do not necessarily reflect the actual amount of compensation earned or paid during the applicable fiscal year.
Total Stockholder Return, or TSR, is cumulative for the measurement periods beginning on December 31, 2020, and ending on
December 31 of each respective year, calculated in accordance with Item 201(e) of Regulation S-K.
Reflects Net income (loss) as reported in the Company's Consolidated Statements of Operations and Comprehensive Income
	(loss) included in the Company's Annual Report on Form 10-K for the year ended December 31, 2025.
Measure:: 1
Pay vs Performance Disclosure
Name	Total Adjusted EBITDA
Measure:: 2
Pay vs Performance Disclosure
Name	Total Digital Revenues
Non-GAAP Measure Description
The Total Adjusted EBITDA measure was utilized for both our short-term incentive compensation program, as well as for setting goals for performance-based long-term incentives. The Compensation Committee determined compensation amounts in each year based on Total Adjusted EBITDA as it was defined and disclosed in the applicable year.

Measure:: 3
Pay vs Performance Disclosure
Name	Free Cash Flow
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (1,499,999)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,852,517
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	44,998
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,188,334)
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(185,000)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	228,477
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,030
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(262,968)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (732,483)